Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	June 30, 2025	June 30, 2024
Office equipment and furniture	$199,977	$180,007
Automobiles	60,733	61,042
Leasehold improvement	117,124	183,526
Subtotal	377,874	424,575
Less: accumulated depreciation	(320,237)	(301,280)
Property and equipment, net	$57,637	$123,295

Depreciation expense was $97,897, $100,596 and $65,471 for the years ended June 30, 2025, 2024 and 2023, respectively.